Derivative Liabilities	12 Months Ended
Dec. 31, 2013
Derivative Laibilities [Abstract]
DERIVATIVE LIABILITIES
NOTE 4 – DERIVATIVE LIABILITIES

ASC Topic No. 815 – Derivatives and Hedging provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within the Series A preferred stock, and certain detachable warrants issued in connection with the subordinated promissory notes payable and equity offerings in 2012 and 2013, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, the Company concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Company obtained valuations prepared by a third party for purposes of determining the fair value of the derivatives and stock compensation expense.  In determining the fair value of the derivatives, the Company used various methods, including the back-solve approach (which is a market approach that derives an implied total equity value from a transaction involving a company’s own securities), the comparable transaction approach, the market approach and the income approach.  Pursuant to these approaches, a Black Scholes option pricing waterfall was prepared to allocate the calculated enterprise value attributable to each class of equity outstanding.

The following is a summary of the assumptions used in the valuation model as of the initial valuations of the derivative warrant instruments and convertible Series A preferred stock issued during the years ended December 31, 2013 and December 31, 2012, respectively, and as of December 31, 2013, and December 31, 2012, respectively:

	Initial	Initial
	valuations	valuations	December 31,	December 31,
	2013	2012	2013	2012
Common stock issuable upon exercise of warrants	22,333,593	19,385,157	41,718,750	19,385,157
Common stock issuable upon conversion of Series A preferred stock	51,006,250	85,035,025	136,041,275	85,035,025
Market value of common stock on measurement date (1)	$0.08	$0.03	$0.15	$0.08
Exercise price	$0.08	$0.08	$0.08	$0.08
Risk free interest rate (2)	0.19%	0.20%	0.38%	0.19%
Expected life in years	1.4	1.6	2.0	1.4
Expected volatility (3)	68%	72%	68%	73%
Expected dividend yields (4)	None	None	None	None

(1)	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
(2)	The risk-free interest rate was determined by management using the 1, 2 or 3 - year Treasury Bill as of the respective Offering or measurement date.
(3)	The historical trading volatility was determined by calculating the volatility of the Company’s peer group.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Change in fair value of derivative liability during the year ended December 31, 2013 was as follows:

		Initial valuation
		of derivative
		liabilities upon	Increase in
	Balance at	issuance of new	fair value of	Balance at
	December 31,	derivatives during	derivative	December 31,
	2012	the period	liabilities	2013

Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$2,492,166	$1,647,910	$7,622,039	$11,762,115
Convertible preferred derivative liability issued to Wonpung for services	880,214	-	1,150,375	2,030,589
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock	958,861	-	1,260,993	2,219,854
Warrants issued in connection with Series A preferred stock offering	475,000	113,153	1,836,014	2,424,167
Warrants issued as offering costs to placement agent	242,500	248,655	725,928	1,217,083
Warrants issued to lenders in connection with subordinated promissory notes offering	29,158	83,363	200,737	313,258
Warrants issued to placement agent in connection with subordinated promissory notes offering	13,089	41,681	81,589	136,359
	$5,090,988	$2,134,762	$12,877,675	$20,103,425

Change in fair value of derivative liability during the year ended December 31, 2012 was as follows:

		Initial valuation
		of derivative
		liabilities upon	Increase in
	Balance at	issuance of new	fair value of	Balance at
	December 31,	derivatives during	derivative	December 31,
	2011	the period	liabilities	2012
Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$-	$872,688	$1,619,478	$2,492,166
Convertible preferred derivative liability issued to Wonpung for services		299,141	581,073	880,214
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock		-	958,861	958,861
Warrants issued in connection with Series A preferred stock offering	-	111,777	363,223	475,000
Warrants issued as offering costs to placement agent		79,615	162,885	242,500
Warrants issued to lenders in connection with subordinated promissory notes offering	-	26,325	2,833	29,158
Warrants issued to placement agent in connection with subordinated promissory notes offering	-	13,089	-	13,089
	$-	$1,402,635	$3,688,353	$5,090,988